Aggregate Contract Amounts of Derivative Financial Instruments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Derivatives, Fair Value [Line Items]
Aggregate contractual amounts of derivative financial instruments	¥ 176,537	¥ 175,871
Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Aggregate contractual amounts of derivative financial instruments	14,366	12,345
Designated as Hedging Instrument | Foreign currency forward contracts
Derivatives, Fair Value [Line Items]
Aggregate contractual amounts of derivative financial instruments	14,277	12,225
Designated as Hedging Instrument | Interest rate swaps
Derivatives, Fair Value [Line Items]
Aggregate contractual amounts of derivative financial instruments	89	120
Not Designated as Hedging Instrument | Foreign currency forward contracts
Derivatives, Fair Value [Line Items]
Aggregate contractual amounts of derivative financial instruments	¥ 162,171	¥ 163,526